Income taxes - Changes in deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in profit or loss	$ 7,541	$ 6,959
Deferred tax asset	5,528	2,628
Balance sheet netting	(14,754)	(595)
Net deferred tax assets	5,528	2,628
Balance sheet netting	14,754	595
Net deferred tax liability	(226,465)	(22,642)
Depreciation and amortization
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	(8,004)	(5,163)
Recognized in profit or loss	(13,648)	7,122
Acquired in business combination	(193,382)	(9,963)
Net balance at end of period	(215,034)	(8,004)
Deferred tax liability	(215,034)	(8,004)
Accrued & prepaid expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	(7,681)	(455)
Recognized in profit or loss	7,984	(7,226)
Net balance at end of period	303	(7,681)
Deferred tax asset	303
Deferred tax liability		(7,681)
Share-based compensation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period		1,117
Recognized in profit or loss		(1,117)
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	(7,552)	(890)
Recognized in profit or loss	(18,633)	(6,662)
Net balance at end of period	(26,185)	(7,552)
Deferred tax liability	(26,185)	(7,552)
Tax loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	3,223	903
Recognized in profit or loss	16,756	1,460
Acquired in business combination		860
Net balance at end of period	19,979	3,223
Deferred tax asset	19,979	3,223
Tax credit carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period		536
Recognized in profit or loss		(536)
Tax asset (liability) before netting
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of period	(20,014)	(3,952)
Recognized in profit or loss	(7,541)	(6,959)
Acquired in business combination	(193,382)	(9,103)
Net balance at end of period	(220,937)	(20,014)
Deferred tax asset	20,282	3,223
Deferred tax liability	$ (241,219)	$ (23,237)